                                   PREFERENCE

                     Individual Variable Annuity Contracts
                                   Issued by
                   New England Mutual Life Insurance Company

                   NEW ENGLAND RETIREMENT INVESTMENT ACCOUNT

                       Supplement dated November 10, 1995
                        to Prospectus dated May 1, 1988

  New England Mutual Life Insurance Company ("The New England") and Metropolitan Life Insurance Company ("MetLife") have entered into an agreement to merge, with MetLife to be the survivor of the merger. The merger is conditioned upon, among other things, approval by the policyholders of The New England and MetLife and receipt of certain regulatory approvals. The merger is not expected to occur until after December 31, 1995.

  Upon consummation of the merger, New England Retirement Investment Account (the "Account") will become a separate account of MetLife or a subsidiary of MetLife such as New England Variable Life Insurance Company, which is currently a subsidiary of The New England and which will become a subsidiary of MetLife after the Merger. The Contracts will thereafter be deemed to be variable annuity contracts issued by the company to which the Account is transferred, and insurance obligations under the contracts will thereafter be backed by the assets of that company. Information concerning the company assuming the obligations under the Contracts will be sent to Contract Owners shortly after the merger is effected.

                           NEW ENGLAND FUNDS TRUST I

                           New England Balanced Fund
                            New England Growth Fund
                             New England Value Fund
                          New England Bond Income Fund

                       NEW ENGLAND CASH MANAGEMENT TRUST

                              Money Market Series
                             U.S. Government Series

                     Supplement dated November 10, 1995 to
             New England Stock Funds Prospectuses dated May 1, 1995
                         and as Revised August 21, 1995
              New England Bond Funds Prospectus dated May 1, 1995
     and New England Money Market Funds Prospectus dated September 1, 1995

THE FOLLOWING PARAGRAPHS ARE ADDED TO THE SECTION OF THE PROSPECTUSES CAPTIONED "FUND MANAGEMENT" FOR NEW ENGLAND BALANCED FUND, NEW ENGLAND GROWTH FUND, NEW ENGLAND VALUE FUND, NEW ENGLAND BOND INCOME FUND, NEW ENGLAND CASH MANAGEMENT TRUST--MONEY MARKET SERIES, AND NEW ENGLAND CASH MANAGEMENT TRUST--U.S. GOVERNMENT SERIES (THE "FUNDS"):

  The investment adviser to each Fund (other than New England Growth Fund) is a wholly-owned subsidiary of New England Investment Companies, L.P. ("NEIC"). NEIC owns a majority limited partnership interest in New England Growth Fund's investment adviser. New England Mutual Life Insurance Company

WVA-1-95

("The New England") owns NEIC's sole general partner and a majority of the limited partnership interest in NEIC. The New England and Metropolitan Life Insurance Company ("MetLife") have entered into an agreement to merge, with MetLife to be the survivor of the merger. The merger is conditioned upon, among other things, approval by the policyholders of The New England and MetLife and receipt of certain regulatory approvals. The merger is not expected to occur until after December 31, 1995.

  The merger of The New England into MetLife is being treated, for purposes of the Investment Company Act of 1940 (the "Act"), as an "assignment" of the existing investment advisory agreements relating to the Funds. Under the Act, such an "assignment" will result in the automatic termination of the investment advisory agreements, effective at the time of the merger. Prior to the merger, shareholders of the Funds will be asked to approve new investment advisory agreements, intended to take effect at the time of the merger. A proxy statement describing the new agreements will be sent to Contract Owners along with a request for instructions for the voting of shares of the Funds attributable to their Contracts.

THE FOLLOWING PARAGRAPHS ARE ADDED TO THE SECTION OF THE PROSPECTUSES CAPTIONED "BUYING FUND SHARES" FOR EACH OF THE FUNDS:

  Investment checks should be made payable to New England Funds.

  New England Funds will accept second-party checks (up to $10,000) for investments into existing accounts only. (A second-party check is a check made payable to a New England Funds shareholder which the shareholder has endorsed to New England Funds for deposit into an account registered to the shareholder.)

  New England Funds will NOT accept third-party checks, except certain third-party checks issued by other mutual fund companies, broker dealers or banks representing the transfer of retirement assets. (A third-party check is a check made payable to a party which is not a New England Funds shareholder, but which has been ultimately endorsed to New England Funds for deposit into an account.)

THE FOLLOWING SENTENCE IS ADDED TO THE SECTION OF THE NEW ENGLAND STOCK FUNDS PROSPECTUSES CAPTIONED "BUYING FUND SHARES--GROWTH FUND ELIGIBILITY":

  Shares of New England Growth Fund are available for purchase by 401(k) retirement plans.

                                  NEW ENGLAND
                         RETIREMENT INVESTMENT ACCOUNT

                     Individual Variable Annuity Contracts

                                   Issued By

                   New England Mutual Life Insurance Company
                              501 Boylston Street
                          Boston, Massachusetts 02117
                                (617) 578-2000

  This prospectus offers individual flexible purchase payment variable annuity contracts (the "Contracts") which are designed for use with certain retirement plans. All purchase payments made under the Contracts are allocated to the New England Retirement Investment Account (the "Account"), a separate investment account of New England Mutual Life Insurance Company ("The New England" or the "Company"). Assets of the Account are invested in shares of the Eligible Funds of the New England mutual fund group (see "Investments of the Account-- Eligible Funds" on page 7). The owner of a Contract chooses the Eligible Fund(s) in which the purchase payments are invested and may change the Eligible Fund(s) selected at any time. Any one or a combination of the following six Funds may currently be selected.

      New England Cash Management Trust:  The New England Funds:
              U.S. Government Series         New England Equity Income Fund
              Money Market Series            New England Growth Fund
                                             New England Bond Income Fund
                                             New England Retirement Equity
                                             Fund

  This prospectus sets forth concisely the information about the Account which a prospective investor ought to know before investing. The prospectus should be read carefully and retained for future reference.
  Certain additional information about the Account is contained in a Statement of Additional Information dated May 1, 1988, which has been filed with the Securities and Exchange Commission and is incorporated herein by reference. The Table of Contents of the Statement of Additional Information appears on page 20 of this prospectus. The Statement of Additional Information is available without charge and may be obtained by writing to New England Securities Corporation ("New England Securities"), 501 Boylston St., Boston, Massachusetts, or telephoning 1-800-343-7104.
  New England Securities, an indirect wholly-owned subsidiary of the Company, serves as principal underwriter for the Account.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                  The date of this Prospectus is May 1, 1988

     THIS PROSPECTUS IS NOT VALID UNLESS IT IS ACCOMPANIED OR
     PRECEDED BY A CURRENT PROSPECTUS FOR THE DESIRED ELIGIBLE
     FUND(S) AND SHOULD BE RETAINED FOR FUTURE REFERENCE.

               GLOSSARY OF SPECIAL TERMS USED IN THIS PROSPECTUS

ACCOUNT--A separate investment account of the Company designated as New England Retirement Investment Account. Each sub-account invests in shares of one of the Eligible Funds.

ACCUMULATION UNIT--An accounting unit of measure used to calculate the Contract Value prior to the Maturity Date.

ANNUITANT--The person upon the continuation of whose life any annuity payment involving life contingencies depends.

BENEFICIARY--The person designated to receive any benefits under a Contract upon the death of the Designated Annuitant before the Maturity Date.

CONTRACT DATE--The date shown as the Contract Date in the Contract.

CONTRACT OWNER--The Contract Owner shall be the person so designated in the Application or as subsequently changed.

CONTRACT VALUE--The value obtained by multiplying the number of Accumulation Units credited to the Contract by the appropriate current Accumulation Unit value.

CONTRACT YEAR--A twelve month period commencing with the Contract Date and each contract anniversary thereafter.

DESIGNATED ANNUITANT--The person designated prior to the Maturity Date to receive annuity payments.

MATURITY DATE--The date on which annuity payments are to commence.

   QUESTIONS AND ANSWERS ABOUT THE NEW ENGLAND RETIREMENT INVESTMENT ACCOUNT
-------------------------------------------------------------------------------

WHAT IS A VARIABLE ANNUITY?
  A variable annuity is a contract issued by an insurance company which provides for variable payments to commence at a date (the "Maturity Date") specified by the Contract Owner. The payments generally are made on a monthly basis and will vary in amount according to the payment options selected and the investment results of the underlying Eligible Fund(s) selected (see "Annuity Payments").

WHO CAN INVEST?
  The Variable Annuity Contracts can be purchased by: (1) trustees and custodians of individual retirement accounts under Section 408(a) of the Internal Revenue Code (the "Code"), including those used as Simplified Employee Pensions; (2) trustees of tax-qualified pension and profit sharing plans; (3) custodians of plans under Section 403(b)(7) of the Code; and (4) certain governmental plans (see "Retirement Plans Offering Federal Tax Benefits"). Employee contributions, as well as employer contributions, may be made to the Contracts under appropriate plans.

HOW DO I INVEST?
  The minimum initial and subsequent Purchase Payment for each Eligible Fund is $25. Contracts can be purchased through insurance agents of the Company who are also registered representatives of New England Securities.
  Within 10 days of its receipt, a Contract may be returned to the Company or its agent for cancellation. The Company will refund the greater of the proceeds that would be paid on a full withdrawal or all Purchase Payments made.

MAY I MAKE WITHDRAWALS FROM MY CONTRACT?
  Yes. Withdrawals from the Contract in any amount are generally permitted upon written request at any time prior to the Maturity Date so long as the remaining Contract Value is at least $500 (see "Withdrawals"). The Federal tax laws may impose certain penalties upon premature distributions to plan participants from certain types of tax-benefitted plans. A Contingent Deferred Sales Charge will be imposed on certain Contract withdrawals and maturity transactions unless the amount withdrawn does not exceed 10% of the total Purchase Payments (see "Contingent Deferred Sales Charge").
-------------------------------------------------------------------------------

   QUESTIONS AND ANSWERS ABOUT THE NEW ENGLAND RETIREMENT INVESTMENT ACCOUNT
                                  (CONTINUED)
-------------------------------------------------------------------------------

CAN I CHANGE THE FUND(S) SELECTED FOR MY VARIABLE ANNUITY?
  Yes. You may exchange all or part of your interest in an Eligible Fund for an interest in other Eligible Funds without charge or current taxation, subject to the $25 minimum investment restriction (see "Transfer Privilege").

WHAT ARE THE CHARGES?
  There are no deductions from Purchase Payments for sales charges. Applicable state premium taxes are deducted from Purchase Payments (see "Premium Taxes"). The Company deducts an amount equal to an annual rate of 1.25% of the daily net assets of the Account as compensation for its assumption of the mortality and expense risks. An annual administrative charge of $30 is made against each Contract, and a Contingent Deferred Sales Charge will be imposed on certain withdrawals, certain forms of annuity payments and certain distributions at maturity (see "Administrative Charge, Contingent Deferred Sales Charge and Other Deductions"). In no event will the Contingent Deferred Sales Charge exceed 5% of the total Purchase Payments made under the Contract.

WHO CAN HAVE OWNERSHIP RIGHTS UNDER A CONTRACT?
  Except where the Contracts are used to fund certain governmental plans, the Contracts must generally be purchased and owned by the trustees and custodians of retirement plans in order to assure receipt of certain tax benefits provided by Federal law (see "Retirement Plans Offering Federal Tax Benefits"). As Contract Owners, the trustees and custodians will normally be entitled to exercise certain rights under the Contracts as described in this Prospectus. However, under many retirement plans, the plan participants have the right to instruct the trustee or custodian as to how some or all of the Contract rights should be exercised. Thus, references to "you" in this Prospectus refer either to the Contract Owner or to plan participants exercising rights of instruction.

-------------------------------------------------------------------------------

                            ACCUMULATION UNIT VALUES

  (For an accumulation unit of each sub-account outstanding throughout the period)
  (See accompanying financial statements of the Account in the Statement of Additional Information.)

 SUB-ACCOUNT INVESTING IN NEW ENGLAND CASH MANAGEMENT TRUST (FORMERLY NEL CASH
                               MANAGEMENT TRUST)

                              MONEY MARKET SERIES

                                      YEAR ENDED DECEMBER 31,                MARCH 5, 1982*
                         --------------------------------------------------        TO
                           1987      1986       1985      1984      1983    DECEMBER 31, 1982
                         --------- --------- ---------- --------- --------- -----------------
Accumulation Unit Value
 at beginning of
 Period ................     1.425     1.356      1.273     1.167     1.085         1.000
Accumulation Unit Value
 at end of Period ......     1.493     1.425      1.356     1.273     1.167         1.085
Number of Accumulation
 Units Outstanding at
 end of Period ......... 9,964,827 9,814,170 10,134,179 9,403,709 7,438,112     7,379,858

--------
* Commencement of operations of the sub-account.

 SUB-ACCOUNT INVESTING IN NEW ENGLAND CASH MANAGEMENT TRUST (FORMERLY NEL CASH
                               MANAGEMENT TRUST)
                             U.S. GOVERNMENT SERIES

                                 YEAR ENDED DECEMBER 31,          JUNE 23, 1982*
                         ---------------------------------------        TO
                          1987    1986    1985    1984    1983   DECEMBER 31, 1982
                         ------- ------- ------- ------- ------- -----------------
Accumulation Unit Value
 at beginning of
 Period ................   1.351   1.287   1.208   1.113   1.039        1.000
Accumulation Unit Value
 at end of Period ......   1.410   1.351   1.287   1.208   1.113        1.039
Number of Accumulation
 Units Outstanding at
 end of Period ......... 826,965 326,025 414,100 388,444 339,747      262,797

--------
* Commencement of operations of the sub-account.

  SUB-ACCOUNT INVESTING IN NEW ENGLAND EQUITY INCOME FUND (FORMERLY NEL EQUITY
                                  FUND, INC.)

                                  YEAR ENDED DECEMBER 31,           MARCH 5, 1982*
                         -----------------------------------------        TO
                           1987     1986    1985    1984    1983   DECEMBER 31, 1982
                         --------- ------- ------- ------- ------- -----------------
Accumulation Unit Value
 at beginning of
 Period ................     2.098   1.740   1.431   1.415   1.251       1.000
Accumulation Unit Value
 at end of Period ......     2.089   2.098   1.740   1.431   1.415       1.251
Number of Accumulation
 Units outstanding at
 end of Period ......... 1,247,322 982,592 788,432 634,871 463,951      56,123

--------
* Commencement of operations of the sub-account.

 SUB-ACCOUNT INVESTING IN NEW ENGLAND GROWTH FUND (FORMERLY NEL GROWTH FUND,
                                     INC.)

                                      YEAR ENDED DECEMBER 31,                MARCH 5, 1982*
                         --------------------------------------------------        TO
                            1987      1986      1985      1984      1983    DECEMBER 31, 1992
                         ---------- --------- --------- --------- --------- -----------------
Accumulation Unit Value
 at beginning of
 Period.................      2.740     2.339     1.756     1.901     1.730         1.000
Accumulation Unit Value
 at end of Period.......      3.206     2.740     2.339     1.756     1.901         1.730
Number of Accumulation
 Units outstanding at
 end of Period.......... 10,853,017 9,947,116 9,852,395 9,672,662 7,908,685     1,789,729

--------
* Commencement of operations of the sub-account.

   SUB-ACCOUNT INVESTING IN NEW ENGLAND BOND INCOME FUND (FORMERLY NEL INCOME
                                  FUND, INC.)

                                    YEAR ENDED DECEMBER 31,             MARCH 5, 1982*
                         ---------------------------------------------        TO
                           1987      1986      1985     1984    1983   DECEMBER 31, 1982
                         --------- --------- --------- ------- ------- -----------------
Accumulation Unit Value
 at beginning of
 Period.................     1.894     1.672     1.429   1.292   1.250        1.000
Accumulation Unit Value
 at end of Period.......     1.910     1.894     1.672   1.429   1.292        1.250
Number of Accumulation
 Units outstanding at
 end of Period.......... 3,047,460 2,512,732 1,448,264 870,626 869,571      350,025

--------
* Commencement of operations of the sub-account.

   SUB-ACCOUNT INVESTING IN NEW ENGLAND RETIREMENT EQUITY FUND (FORMERLY NEL
                         RETIREMENT EQUITY FUND, INC.)

                                     YEAR ENDED DECEMBER 31,              MARCH 5, 1982*
                         -----------------------------------------------        TO
                           1987      1986      1985      1984     1983   DECEMBER 31, 1982
                         --------- --------- --------- --------- ------- -----------------
Accumulation Unit Value
 at beginning of
 Period.................     2.317     1.890     1.410     1.445   1.253        1.000
Accumulation Unit Value
 at end of Period.......     2.554     2.317     1.890     1.410   1.445        1.253
Number of Accumulation
 Units outstanding at
 end of Period.......... 2,378,905 1,736,850 1,256,304 1,119,278 788,205      152,500

--------
* Commencement of operations of the sub-account.

                              FINANCIAL STATEMENTS

  The financial statements of the Account and the Company may be found in the Statement of Additional Information.

                                  THE COMPANY

  New England Mutual Life Insurance Company, the first chartered mutual life insurance company in the United States, was organized in 1835 under the laws of The Commonwealth of Massachusetts. The Company currently has assets of over $14 billion. It offers life insurance, annuity, accident and health insurance products and is licensed to do business in all states, the District of Columbia, Puerto Rico and certain provinces of Canada.

                                  THE ACCOUNT

  The Account was established by the Company pursuant to the provisions of Massachusetts law on September 16, 1981, and is registered as a unit investment trust under the Investment Company Act of 1940.
  The Contracts provide that the assets in the Account shall not be chargeable with liabilities arising out of any other business the Company may conduct. The income and realized and unrealized capital gains or losses of the Account are credited to or charged against the Account without regard to other income, gains or losses of the Company. All obligations arising under the Contracts are, however, general corporate obligations of the Company.
  Purchase Payments are allocated within the Account among one or more of the sub-accounts in accordance with your election. The value of your Contract and the amount of the variable annuity payments depend on the investment performance of the Eligible Funds you select. The Company does not guarantee the investment performance of the Account. Thus, you bear the full investment risk for all amounts contributed to the Account.

                  INVESTMENTS OF THE ACCOUNT--ELIGIBLE FUNDS

  Purchase Payments (net of any applicable premium taxes) applied to the Account will be invested in one or more of the Eligible Funds listed below at net asset value in accordance with the selection made by you in your application. The Eligible Funds do not assess any sales charge against Purchase Payments invested under the Contracts. You may change your selection of Eligible Funds at any time without fee, penalty or other charge, by notifying the Company in writing (see "Transfer Privilege").
  New England Cash Management Trust (U.S. Government Series and Money Market Series) and New England Bond Income Fund receive investment advice from Back Bay Advisors, Inc., an indirect wholly-owned subsidiary of the Company. New England Equity Income Fund, New England Growth Fund and New England Retirement Equity Fund receive investment advice from Loomis, Sayles & Company, Incorporated ("Loomis Sayles"), an affiliate of the Company which is also a subadviser for New England Bond Income Fund.

NEW ENGLAND CASH MANAGEMENT TRUST
  New England Cash Management Trust is a money market fund which offers a choice of two investment portfolios, each having its own investment objective and policies. Each series is treated as a separate Eligible Fund under the Contract.
  The investment objective of the U.S. Government Series is to provide the highest current income consistent with maximum safety of capital and liquidity. The U.S. Government Series invests only in obligations backed by the full faith and credit of the U.S. Government and in related repurchase agreements.
  The investment objective of the Money Market Series is to provide the maximum current income consistent with preservation of capital and liquidity. The Money Market Series invests in a variety of high quality money market instruments.

THE NEW ENGLAND FUNDS
  The New England Funds is a mutual fund with seven investment portfolios, each represented by a distinct series of shares of The New England Funds. The four portfolios described below are available as investment options under the Contract, and each is treated as a separate Eligible Fund under the Contract.

  New England Equity Income Fund's investment objective is a reasonable long-term investment return from a combination of long-term capital appreciation and moderate current income. The Fund invests primarily in dividend-paying common stocks of recognized investment quality which are expected to achieve growth in earnings and dividends over the longer term.
  New England Growth Fund seeks long-term growth of capital through investment in equity securities of companies whose earnings are expected to grow at a faster rate than the United States economy. Most of the Fund's investments are normally in equity securities of well-established companies.
  New England Bond Income Fund's investment objective is a high level of current income consistent with what the Fund considers reasonable risk. The Fund invests primarily in investment quality bonds.
  New England Retirement Equity Fund is designed for tax-exempt investors seeking a reasonable long-term investment return from a combination of market appreciation and dividend income from equity securities. The Fund invests primarily in dividend-paying common stocks of established companies that are leaders or major factors in their industries.

 THERE IS NO ASSURANCE THAT ANY OF THE ELIGIBLE FUNDS WILL ACHIEVE ITS STATED
                             INVESTMENT OBJECTIVE.

  Prospectuses containing more complete information on each Eligible Fund may be obtained by writing to New England Securities, 501 Boylston St., Boston, Massachusetts, or telephoning 1-800-343-7104. You should read the relevant Prospectuses carefully before investing.

SUBSTITUTION OF INVESTMENTS
  If investment in an Eligible Fund is no longer possible or in the judgment of the Company becomes inappropriate for the purposes of the Contract, the Company may substitute another mutual fund without your consent. Substitution may be made with respect to both existing investments and the investment of future purchase payments. However, no such substitution will be made without any necessary approval of the Securities and Exchange Commission.

                      ADMINISTRATIVE CHARGE, CONTINGENT
                  DEFERRED SALES CHARGE AND OTHER DEDUCTIONS

CONTRACT ADMINISTRATIVE CHARGE
  The Company is responsible for administration of the Contracts and the Account. The Company's administrative services include issuing Contracts, maintenance of Contract Owner records and accounting, valuation, regulatory and reporting services.
  Prior to the Maturity Date, the Company receives a Contract Administrative Charge of $30 per Contract Year. It is deducted from the Contract value on each Contract anniversary and on a pro rata basis at maturity or at the time a full withdrawal is made if it is made other than on a Contract anniversary. The charge, and the other charges described below, will be deducted from each sub-account in the ratio of your interest therein to your total Contract Value. In those instances in which two contracts are issued to permit the funding of a spousal IRA, the Contract Administrative Charge will be imposed only on the Contract to which the larger Purchase Payment has been allocated.

EXPENSE RISK CHARGE
  The Company guarantees that the Contract Administrative Charge will not increase over the life of a Contract, regardless of the actual expenses. As compensation for assuming this expense risk, the Company deducts an Expense Charge from the Account.
  The Expense Risk Charge is computed and deducted on a daily basis from each sub-account. On an annualized basis it equals .40% of the daily net assets of each such sub-account. The percentage of the Expense Risk Charge will not increase over the life of a Contract.

MORTALITY RISK PREMIUM
  Although annuity payments will vary according to the performance of the investments you select, annuity payments will not be affected by the mortality experience (death rate) of persons receiving such payments or of the general population. The Company assumes this mortality risk by virtue of annuity rates in the Contract that cannot be changed. The Company also assumes the risk of making a minimum death refund if the Designated Annuitant dies prior to the Maturity Date (see "Payment on Death").
  The Mortality Risk Premium is intended to provide the Company with a return for assuming the mortality risk and minimum death refund risk. The premium is computed and deducted on a daily basis from each sub-account. On an annualized basis it equals .85% of the daily net assets of each such sub-account. The percentage of the Mortality Risk Premium will not increase over the life of your Contract.

CONTINGENT DEFERRED SALES CHARGE
  The Company does not make any deductions for sales expenses from Purchase Payments at the time of purchase. The Contingent Deferred Sales Charge, when applicable, is intended to assist the Company in covering its expenses relating to the sale of the Contracts, including commissions, preparation of sales literature and other promotional activity. The Contingent Deferred Sales Charge may not cover the full amount of the sales expenses over the lives of the Contracts. To the extent such expenses are not covered by the Contingent Deferred Sales Charge, they will be recovered from the Company's general account, including any income derived from the expense risk charges and mortality risk premiums.
  A Contingent Deferred Sales Charge will be imposed on certain partial withdrawal, full withdrawal and maturity transactions. No charge will be imposed for payments made upon death or under variable life income annuity options (payment options 2, 3 or 6 as described under "Annuity Options" below). The Contingent Deferred Sales Charge will be applied upon the election of other forms of payment, which for this purpose will be treated as a full withdrawal at the Maturity Date.
  The charge will be an amount equal to the lesser of (a) or (b) below:

                         (a)                           (b)
                         ---                           ---

                 5% of the Purchase            5% of the Contract
                 Payments subject to             Value withdrawn
                     the charge

  Purchase Payments subject to the charge are calculated as all Purchase Payments made within six years prior to the date of withdrawal (regardless of the amount of any Purchase Payments made in any earlier period) less any such Purchase Payments with respect to which a Contingent Deferred Sales Charge was previously imposed. In no event will the charge exceed 5% of the total Purchase Payments made under the Contract.
  Up to 10% of the total Purchase Payments made under the Contract since issue may be withdrawn in any one Contract year without charge. However, if an additional withdrawal increases the total amount withdrawn during the Contract year to more than 10% of such Purchase Payments, the Contingent Deferred Sales Charge will be applied to all withdrawals made during such Contract Year. The total charge will be deducted from the amount of the additional withdrawal.
  In the case of a partial withdrawal, the Contingent Deferred Sales Charge is deducted from the Contract Value remaining after the Contract Owner has received the amount requested.
  The Contingent Deferred Sales Charge will be waived with respect to Contracts sold to any eligible tax-deferred retirement plan or trust for the benefit of: certain present and retired employees and certain current and former directors and trustees of The New England, its subsidiaries and funds sponsored by The New England and Loomis Sayles; agents and general agents of The New England and its insurance company subsidiaries; certain current and retired employees of such agents and general agents; and the surviving spouses of the employees, agents and general agents listed above. The Contingent Deferred Sales Charge will also be waived when a Contract Owner exchanges one Contract for another Contract.

  No Contingent Deferred Sales Charge will be deducted upon the exchange of a Contract for a Zenith Accumulator contract, which is a variable annuity contract to be offered by the Company beginning in 1988.
  The Contingent Deferred Sales Charge may be reduced when sales of Contracts are made to a group if such program results in a savings of sales expenses. The amount of reduction will depend on such factors as the size of the group, the total amount of purchase payments and other relevant factors that might tend to reduce expenses incurred in connection with such sales. This reduction will not be unfairly discriminatory to any Contract Owner.

PREMIUM TAXES
  Various states impose a premium tax on annuity purchase payments received by insurance companies. These taxes will be deducted from Purchase Payments. State premium taxes currently range from 0% to 2%.
  Surrender of a contract may result in a credit against the premium tax liability of the Company in certain states. In such event, the surrender proceeds will be increased by (i) the amount of such tax credit, or (ii) the amount deducted for premium taxes from Purchase Payments, whichever is less.
  Premium tax rates are subject to being changed by law, administrative interpretations or court decisions. Premium tax amounts will depend, among other things, on your state of residence and the insurance tax law of the state.

TOTAL EXPENSES
  For the year ended December 31, 1987, the Account's total expenses equalled 1.25% of its average net assets.
  A deduction for the investment advisory fee is made from, and certain other expenses are paid out of, the assets of each Eligible Fund. A deduction for a distribution fee is also made from the assets of each of the four Eligible Funds which are series of The New England Funds. The Prospectus and Statement of Additional Information for each Eligible Fund describe these deductions and expenses.

                                 THE CONTRACTS

  The Contracts provide that prior to the Maturity Date, Purchase Payments will be invested by the Company in the Eligible Fund(s) you select and that after the Maturity Date, the Company will make variable annuity payments on a monthly basis. You assume the risk of investment gain or loss in that the value of your Contract (before maturity) and the annuity payments (after maturity) will vary with the investment performance of those Eligible Funds in which the assets of your Contract are invested.

PURCHASE PAYMENTS
  Except with the consent of the Company, the initial and subsequent Purchase Payments for each Eligible Fund must be at least $25 (regardless of the minimums for the Eligible Funds stated in their respective prospectuses). The Company will reduce this minimum purchase payment requirement to $20 for retirement plans qualified under Section 401(k) of the Internal Revenue Code where there are both employer and employee contributions. While subsequent Purchase Payments may be made at any time, the Company reserves the right to limit the amount of money you may contribute in any Contract Year to three times the anticipated annual contribution that you specify in your Contract application. The Company also reserves the right to reject any application.
  If a Contract application is not approved by the Company within two days of its receipt at the Company's office at 501 Boylston Street, Boston, Massachusetts 02117 ("Home Office"), any Purchase Payment will be promptly refunded unless the Company has initiated steps to remedy any deficiencies in the application or related documents, in which case the application and any Purchase Payment may be held in the Home Office for a maximum of five business days while steps are taken to correct any such deficiencies.

ALLOCATION OF PURCHASE PAYMENTS
  After an application is accepted by the Company, Purchase Payments (less any applicable state premium taxes) are allocated to the sub-accounts within the Account selected by the Contract Owner. Upon allocation to a selected sub-account, Purchase Payments are converted into Accumulation Units of the sub-account. The number of Accumulation Units to be credited to the Contract is determined by dividing the net Purchase Payment by the Accumulation Unit Value for the selected sub-account next determined following receipt of the Purchase Payment at the Company's Home Office (or, in the case of the initial Purchase Payment, next determined following approval of the Contract application).

CONTRACT VALUE AND ACCUMULATION VALUE
  The value of a Contract is determined by multiplying the number of Accumulation Units credited to the Contract by the appropriate current Accumulation Unit Value(s). The Accumulation Value is determined as of the close of the New York Stock Exchange on each day during which the Exchange is open for trading by multiplying the then-current Accumulation Unit Value by the net investment factor determined as of the close of the Exchange on that day. In determining the net investment factor for any sub-account, the Company takes into account the change in net asset value per share of the Eligible Fund held in the sub-account as of the closing of the Exchange on that day from such net asset value previously determined, the amount of dividends or other distributions made by that Eligible Fund since such previous determination of the Eligible Fund's net asset value per share, and daily charges for certain deductions (Expense Risk Charge and Mortality Risk Premium), which deductions equal, on an annual basis, 1.25% of the average daily net asset value of the sub-account. The formula for determining the net investment factor is described under the caption "Net Investment Factor" in the Statement of Additional Information.
  The net investment factor may be greater or less than one, depending in part upon the investment performance of the Eligible Fund which is the underlying investment of the sub-account, and you bear this investment risk. The net investment results are also affected by the deductions from sub-account assets for the Expense Risk Charge and Mortality Risk Premium.

PAYMENT ON DEATH
  If the Designated Annuitant dies prior to the Maturity Date, the Company will pay to the Beneficiary, upon receipt of due proof of the death of the Designated Annuitant, the greater of (a) the sum of all Purchase Payments, adjusted for withdrawals, or (b) the Contract Value next determined after the later of the date on which proof of death of the Designated Annuitant is received at the Home Office or the date on which election of payment in one sum or under a Payment Option is received at the Home Office. The death proceeds will be paid in cash or will be applied to provide one or more of the fixed or variable methods of payment available (see "Annuity Options"), depending upon the election made by the Contract Owner during the life of the Annuitant. (Such an election would be subject to any applicable requirements of Federal tax law.) If the Contract Owner has not made such an election, payment will be in a lump sum, unless the Beneficiary (within ninety days after receipt by the Company of due proof of death of the Designated Annuitant) elects an annuity option or elects to apply the amount payable under the Contract to the purchase of a new Contract. If the Annuitant dies after the Maturity Date, the amount payable, if any, will be as specified in the annuity option selected (see "Annuity Payments").

TRANSFER PRIVILEGE
  You may at any time transfer all or a portion of your interest in a sub-account for an interest in another sub-account without current taxation. Transfers between sub-accounts comprised of the Eligible Funds are freely permitted upon written request to the Company, subject to the $25 minimum investment requirement of each Eligible Fund. Such a transfer will be accomplished at the relative net asset values per share of the particular Eligible Fund(s) next determined after the request is received. Although the Company reserves the right to impose a charge for a transfer, it has no present intention of doing so.

WITHDRAWALS (REDEMPTIONS)
  Prior to the Maturity Date and the death of the Designated Annuitant, you may withdraw all or part of the Contract Value. The election to withdraw must be in writing and must be received at the Company's Home Office prior to the earlier of the Maturity Date or the death of the Designated Annuitant. Payment of withdrawals will normally be made within 7 days, subject to the Company's right to suspend payments under certain circumstances (see "Suspension of Payments"). No withdrawal is permitted in connection with a Contract issued pursuant to the Optional Retirement Program of the University of Texas System prior to the plan participant's death, retirement, or termination of employment in all institutions of higher education.
  On receipt of an election to withdraw, the Company will cancel the number of Accumulation Units necessary to equal the dollar amount of the withdrawal. Any applicable Contract Administrative Charge will be deducted from this amount; also, a Contingent Deferred Sales Charge will be imposed under Payment Options not involving a life contingency (see "Administrative Charge, Contingent Deferred Sales Charge and Other Deductions" and "Annuity Options"). In the event of a partial withdrawal, unless otherwise requested, Accumulation Units will be cancelled in each sub-account in which you have an interest in the ratio of the dollar value of the withdrawal to your total Contract Value. Withdrawals and related charges will be based on Accumulation Unit Values next determined after the election is received at the Company's Home Office or, if payment is to be made under a payment option, such later date as may be specified in the request for withdrawal. After a partial withdrawal, the remaining Contract Value must be at least $500. If amounts withdrawn are distributed to the individual plan participant, adverse tax consequences may result. You are advised to consult a qualified tax adviser as to the consequences of such a distribution.

SUSPENSION OF PAYMENTS
  The Company reserves the right to suspend or postpone the payment of any amounts due under the Contract when permitted under applicable Federal laws, rules and regulations. Current Federal law permits such suspension or postponement if (a) the New York Stock Exchange is closed (other than for customary weekend and holiday closings); (b) trading on the Exchange is restricted; (c) an emergency exists such that it is not reasonably practical to dispose of securities held in the Account or to determine the value of its assets; or (d) the Securities and Exchange Commission by order so permits for the protection of securities holders. Conditions described in (b) and (c) will be decided by or in accordance with rules of the Securities and Exchange Commission.

OWNERSHIP RIGHTS
  During the Annuitant's lifetime, all rights under the Contract are vested solely in the Contract Owner unless otherwise provided. Such rights include the right to change the Beneficiary, to change the payment option, to assign the Contract (subject to the restrictions referred to below), and to exercise all other rights, benefits, options and privileges conferred by the Contract or allowed by the Company.
  The retirement plans investing in these Contracts may be subject to certain restrictions on transfer or assignment of the Contracts in order to obtain favorable Federal tax treatment. A Contract Owner contemplating a sale, assignment or pledge of the Contract should carefully review the applicable plan documents and consult a qualified tax adviser.

REQUESTS AND ELECTIONS
  All requests and elections under the Contract must be in writing, signed by the proper party, must include any necessary documentation, and must be received at the Company's Home Office to be effective. If acceptable to the Company, requests or elections relating to Beneficiaries and ownership will take effect as of the date signed unless the Company has already acted in reliance on the prior status. The Company is not responsible for the validity of any request or election.

TEN DAY RIGHT TO REVIEW
  Within 10 days of your receipt of an issued Contract you may return it to the Company or its agent for cancellation. The Company will refund the greater of the proceeds that would be paid on a full withdrawal or all your Purchase Payments. Any amounts refunded in excess of the Contract Value will be at the Company's expense, not the expense of the Account.

                               ANNUITY PAYMENTS

ELECTION OF ANNUITY
  In applying for a Contract, you select the Maturity Date and a payment option. The Maturity Date and payment option selected may be changed at any time prior to the Maturity Date. While you may, prior to the Maturity Date, elect to defer the Maturity Date, the consent of the Company is required if on the deferred date the age of the Annuitant at his or her nearest birthday would be more than seventy-five. Annuity payments under this Contract may be made on a variable basis. The Contract Value (net of any applicable charges described under "Administrative Charge, Contingent Deferred Sales Charge and Other Deductions") may also be applied to a fixed payment option. If a fixed payment option is selected, the proceeds will be transferred to the general account of the Company, and the annuity payments will be fixed in amount and duration by the payment option selected, the age of the Annuitant and, under previously issued Contracts which use sex-distinct mortality tables, the sex of the Annuitant. See "Sex-Neutral Contracts".
  Retirement plans eligible to acquire Contracts are subject to various requirements concerning the time by which benefit payments must commence, the period over which such payments may be made, and the minimum annual amounts of such payments. Penalty taxes or other adverse tax consequences may occur upon failure to meet such requirements.

ANNUITY OPTIONS
  Prior to the Maturity Date, you may, upon written notice to the Company, and subject to any applicable restrictions of Federal tax law, elect to have payments made under any one of the payment options provided in the Contract. Payments will begin on the Maturity Date specified by you in your application or as otherwise elected. On the Maturity Date, the Company shall apply the accumulated value of your Contract to one of the payment options described below.
  During the lifetime of the Designated Annuitant, you may elect to apply all or any part of the death benefit under any one of the payment options listed below or in any other manner agreeable to the Company.
  Payment options are available as described below:

    FIRST OPTION: Variable Income for a Specified Number of Years.* The Company will make variable monthly payments. Payments will begin on a designated date and will continue for the number of years elected, which may not be more than 30.

    SECOND OPTION: Variable Life Income. The Company will make variable monthly payments which will continue: while the Annuitant is living**; while the Annuitant is living but for at least ten years; or while the Annuitant is living but for at least twenty years (the latter two alternatives are referred to as Variable Life Income with Period Certain Option).

    THIRD OPTION: Variable Life Income. Instalment Refund. The Company will make variable monthly payments during the life of the Annuitant but for a period at least as long as the nearest whole number of months calculated by dividing the amount applied to this Option by the amount of the first monthly payment.

    FOURTH OPTION: Investment.* The Company will hold the proceeds applied to this Option as a fixed number of Accumulation Units during the life of the Annuitant or some other agreed-upon period and, at the death of the Annuitant or the end of the specified period, the value of the Accumulation Units will be paid in one sum.
--------
 * Selecting this option will result in the imposition of the applicable charge described under "Contingent Deferred Sales Charge."
** IT IS POSSIBLE UNDER THIS OPTION TO RECEIVE ONLY ONE ANNUITY PAYMENT IF THE
   ANNUITANT DIES (OR ANNUITANTS DIE) BEFORE THE DUE DATE OF THE SECOND PAYMENT OR TO RECEIVE ONLY TWO ANNUITY PAYMENTS IF THE ANNUITANT DIES (OR ANNUITANTS DIE) BEFORE THE DUE DATE OF THE THIRD PAYMENT, AND SO ON.

    FIFTH OPTION: Specified Amount of Income.* The Company will make monthly payments in the amount elected. Payments will continue until the balance is fully paid out or until the death of the Annuitant, at which time any balance will be paid in one sum.

    SIXTH OPTION: Variable Life Income for Two Lives. The Company will make variable monthly payments which will continue: while either of two Annuitants is living (Joint and Survivor Variable Life Income)**, while either of two Annuitants is living but for at least 10 years (Joint and Survivor Life Income, 10 Years Certain); while two Annuitants are living, and, after the death of one while the other is still living, two-thirds to the survivor (Joint and 2/3 to Survivor Variable Life Income).

    Comparable fixed payment options are also available, at the option of the Contract Owner.

  The payee under the first variable payment option may withdraw the commuted value of the payments certain. The commuted value of such payments is calculated based on the assumed interest rate under the Contract. See "Amount of Variable Annuity Payments." The payee under the fourth or fifth variable payment option may withdraw the value of any remaining Accumulation Units.

SEX-NEUTRAL CONTRACTS
  In 1983 the United States Supreme Court ruled that annuity benefits derived from contributions made to certain employer-sponsored plans on or after August 1, 1983 must be determined by using mortality tables which do not vary based on sex. Under the decision, benefits derived from contributions made prior to August 1, 1983 can continue to be calculated on a sex-distinct basis. The Court's decision does not impact non-employer-related individual retirement accounts funded through the purchase of individual variable annuity contracts.
  The Contracts currently offered hereby use sex-neutral annuity rates ("Sex-Neutral Contracts"). For Contracts purchased prior to the time when Sex-Neutral Contracts were first made available by the Company and under which Contracts annuity payments commenced after August 1, 1983, annuity payments are based on sex-neutral annuity rates, which are the applicable male rates, whether the Annuitant is male or female. Sex-distinct annuity rates continue to apply to Contracts for which annuity payments commenced prior to August 1, 1983. See "Amount of Variable Annuity Payments."

                      AMOUNT OF VARIABLE ANNUITY PAYMENTS

  At the Maturity Date, the Contract Value is applied toward the purchase of monthly variable annuity payments. The amount of these payments will be determined on the basis of (i) purchase rates not lower than the rates set forth in the Life Income Tables contained in the Contract which reflect the age of the Annuitant at the Maturity Date (and, where sex-neutral rates are not applicable, the sex of the Annuitant), (ii) the type of payment option selected, and (iii) the investment performance of the Eligible Fund(s) selected.
  The annuity purchase rates are used to calculate the basic payment level purchased by the Contract Value. These rates vary according to the age of the Annuitant. The higher the attained age of the Annuitant at maturity, the greater the basic payment level under options involving life contingencies, because the Annuitant's life expectancy and thus the period of anticipated income payments will be shorter. Under Contracts with sex-distinct purchase rates, a given Contract Value will produce a higher basic payment level for a male annuitant than for a female annuitant, reflecting the greater life expectancy of the female annuitant. If the Contract Owner has selected a payment option which provides for a refund at death of the Annuitant or which guarantees that payments will be made for the balance of a period of a certain number of years after the death of the Annuitant, the Contract Value will purchase lower monthly benefits.
--------
 * Selecting this option will result in the imposition of the applicable charge described under "Contingent Deferred Sales Charge."
** IT IS POSSIBLE UNDER THIS OPTION TO RECEIVE ONLY ONE ANNUITY PAYMENT IF THE
   ANNUITANT DIES (OR ANNUITANTS DIE) BEFORE THE DUE DATE OF THE SECOND PAYMENT OR TO RECEIVE ONLY TWO ANNUITY PAYMENTS IF THE ANNUITANT DIES (OR ANNUITANTS DIE) BEFORE THE DUE DATE OF THE THIRD PAYMENT, AND SO ON.

  The dollar amount of the initial variable annuity payment will be at the basic payment level. The assumed interest rate under the Contract will affect both this basic payment level and the amount by which subsequent payments increase or decrease. Each payment after the first will vary with the difference between the net investment performance of the sub-accounts selected and the assumed interest rate under the Contract. If the actual net investment rate exceeds the assumed interest rate, the payments will increase. Conversely, if the actual rate is less than the assumed interest rate, annuity payments will decrease. If the actual net investment rate is equal to the assumed interest rate, the monthly payments will remain level.
  Unless otherwise provided, the assumed interest rate will be at an annual rate of 3.5%. You may select as an alternative an annual assumed interest rate of 0% or, if allowed by applicable law or regulation, 5%. A higher assumed interest rate will produce a higher first payment, but eventually smaller subsequent payments than a lower assumed interest rate.
  You may, even after variable annuity payments have commenced, direct that all or a portion of your investment in one sub-account be transferred to another sub-account in the manner provided under "Transfer Privilege".

TAX WITHHOLDING
  Any distribution from the Account, whether in the form of a periodic annuity payment or a full or partial surrender of the Contract, is subject to tax withholding on the taxable portion of the distribution. Recipients of distributions, however, may elect not to have any amounts withheld and will be provided with an opportunity to instruct the Company whether taxes are to be withheld.

MINIMUM ANNUITY PAYMENTS
  Annuity payments will be made monthly, but if any payment would be less than $20, the Company may change the frequency so payments are at least $20 each. If the proceeds to be applied at the Maturity Date are less than $2,000, they may be applied to a payment option only with the consent of the Company.

PROOF OF AGE, SEX AND SURVIVAL
  The Company may require proof of age, sex and survival of any person upon the continuation of whose life annuity payments depend.
  The foregoing descriptions are qualified in their entirety by reference to the Statement of Additional Information and to the Contract, which contains detailed information about the various forms of options available, and other matters of importance.

                RETIREMENT PLANS OFFERING FEDERAL TAX BENEFITS

PLANS ELIGIBLE TO INVEST IN THE ACCOUNT
  The Internal Revenue Code (the "Code") provides Federal tax benefits to a variety of retirement plans. Those plans which may be funded through the purchase of individual variable annuity contracts offered in this prospectus are:

    (1) Individual Retirement Accounts established under Section 408(a) of the Code ("IRAs"), including those used as Simplified Employee Pensions within the meaning of Section 408(k) of the Code;

    (2) Retirement plans qualified under Section 401(a) or 401(k) of the Code ("Qualified Plans");

    (3) Custodial accounts for public school systems and certain tax-exempt organizations established under Section 403(b)(7) of the Code ("TSA Plans"); and

    (4) Governmental plans within the meaning of Section 414(d) of the Code if purchased by eligible entities under Section 818(a)(6) of the Code ("Governmental Plans").

  In the case of IRA's, Qualified Plans, TSA Plans and certain Governmental Plans, investments in the Contracts will be made by the trustees or custodians of the plans. Employee contributions, as well as employer contributions, may be invested in the Contracts under appropriate plans (see "Voluntary Contributions"). The Code provisions and the rules and regulations thereunder with respect to retirement plans, the documents which must be prepared and executed and the requirements which must be met to obtain favorable tax treatment for them are very complex. A person contemplating the purchase of a variable annuity contract should consult a qualified tax adviser as to the State and Federal tax aspects of such contracts, and in particular, as to the suitability of such contracts as investments under the Employee Retirement Income Security Act of 1974, as amended ("ERISA").

VOLUNTARY CONTRIBUTIONS
  The Tax Reform Act of 1986 (the "Act") amended many rules governing retirement plans, and, in particular, the rules governing both IRA's and deductible contributions to Qualified Plans.
  For tax years 1987 and thereafter, the maximum deductible IRA contribution of the lesser of $2,000 or 100% of an individual's annual earnings is still available to those individuals who are not covered by an employer plan. Individuals who are covered under an employer plan may avail themselves of the full IRA deduction only if their incomes do not exceed a specified level. Otherwise, the amount of their deduction is phased out and eventually eliminated. However, the Act also permits individuals to make certain nondeductible contributions to IRA's to the extent they cannot make deductible contributions.
  These contributions, whether deductible or nondeductible by the individual, may be made to a Contract issued in connection with an IRA. The earnings on these contributions are not taxed until received by the individual from the IRA.
  Subject to certain limits, individuals may make nondeductible contributions to their Qualified Plans, if the plans so permit. Earnings on such contributions may be accumulated under a Contract issued in connection with a Qualified Plan and will not be taxed currently. In cases where nondeductible contributions have been made, the Act provides that a certain portion of any benefit payment made by a plan to a participant will be excluded from the participant's gross income for Federal income tax purposes as a return of such contributions.

PENALTY ON EARLY DISTRIBUTIONS
  For taxable years beginning after December 31, 1986, the Act imposes a uniform 10% tax on distributions includible in gross income from Qualified Plans, IRA's and TSA plans on distributions prior to death, disability or age 59 1/2 unless such distribution is paid as a life annuity (commencing after separation from service, in the case of a Qualified Plan) or paid under a qualified domestic relations order. There are special exceptions (inapplicable to IRA's) for distributions on early retirement under the plan after age 55, distributions to pay certain medical expenses, employee stock ownership plan ("ESOP") dividend distributions, and, until 1990, any distribution from an ESOP meeting certain requirements.

OWNERSHIP AND TRANSFER OF CONTRACTS
  As described under "Plans Eligible to Invest in the Account", the Contracts may be used to fund IRA's, Qualified Plans, TSA Plans and Governmental Plans qualifying for Federal tax benefits. The continuation of the tax benefits provided by such a plan can only be assured where the Contract is held by the plan. Transfer of ownership of a Contract from a plan trustee or custodian to a plan participant at any time may result in adverse tax consequences unless the Contract is "rolled over" into an IRA or other eligible retirement plan established in accordance with applicable Code requirements for such rollover. Furthermore, in the case of a TSA plan, continuation of tax benefits cannot be assured if a Contract is held in the plan after the Maturity Date.
  Transfer of ownership or distribution of Contracts after September 17, 1985, from Qualified Plans or certain IRA's and TSA Plans with sufficient employer involvement to deem them "pension plans" subject to the requirements of ERISA also may result in adverse tax consequences. These Contracts, if distributed after September 17, 1985, may not comply in full with the provisions of Proposed and Temporary (T.D. 8037) IRS Regulations issued under the Retirement Equity Act of 1984 and published in the Federal Register for

Friday, July 19, 1985 (50 F.R. 29436). These regulations require transferred or distributed annuity contracts to state certain rights to accrued benefits, optional forms of payment, waivers, spousal consents and other privileges not entirely enumerated by the Contracts. Thus, the tax consequences of these transfers should be carefully considered.
  According to the Internal Revenue Service's Revenue Ruling 81-225, the Contracts are not "annuity contracts" for Federal income tax purposes. Moreover, transfer of a Contract to a participant from TSA Plans may result in adverse tax consequences since the Contracts do not state certain minimum distribution rules implemented by the Act for benefits accrued after December 31, 1986.
  Contracts issued to Governmental Plans not qualified under Section 401(a) of the Code may be subject to provisions of Sections 72(s) and 72(u) of the Code resulting in adverse tax consequences. It is recommended that any Governmental Plan not qualified under Section 401(a) consult with a competent tax adviser in order to determine the applicability and impact of Code Sections 72(s) and 72(u).

                       FEDERAL TAX STATUS OF THE ACCOUNT

  The Company is taxed as a life insurance company under the Code and for this purpose the operations of the Account form a part of the Company's total operations and are not taxed separately. Currently the Company pays no Federal taxes with respect to the Account. However, the Company reserves the right to make a deduction for taxes should they be imposed under the Code in the future.

                                 VOTING RIGHTS

  Until further notice, the Company will vote all Eligible Fund shares held in the Account, whether or not attributable to the Contracts, at any regular and special meetings of shareholders of the Eligible Funds in accordance with instructions received from persons having voting interests in the Account.
  You have the voting interest attributable to your Contract. Prior to the Maturity Date, the number of votes as to which you have a right of instruction is determined by applying your percentage interest in a sub-account to the total number of votes attributable to the sub-account. After the Maturity Date, the number of votes attributable to your Contract is determined by applying the percentage interest reflected by the reserve for your Contract to the total number of votes attributable to the sub-account. After the Maturity Date, the votes attributable to your Contract decrease as reserves underlying the Contract decrease.
  The number of shares as to which you have a right of instruction will be determined as of a date prior to the meeting of the Eligible Fund and voting instructions will be solicited in writing at least 14 days before the meeting. Eligible Fund shares held in a sub-account as to which no timely instructions are received will be voted by the Company in proportion to the voting instructions which are received with respect to all Contracts participating in that sub-account. Voting instructions to abstain on any item to be voted upon will be applied on a pro rata basis to reduce the votes which will be cast.
  Each person having a voting interest in a sub-account will receive proxy material, reports and other materials relating to the Eligible Fund.
  Each Contract Owner is a policyholder of The New England and is entitled to vote at the Company's Annual Meeting of Policyholders held annually on the third Wednesday of March.

                           DISTRIBUTION OF CONTRACTS

  New England Securities, the principal underwriter of the Contracts, is a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the National Association of Securities Dealers, Inc. Commissions of 2.5% of Purchase Payments will be paid by the Company to the New England Securities registered representative involved in the sale of a Contract; an override of 1% of Purchase Payments made after the first Contract Year will be paid by the Company to the General Agent involved in the transaction.

                      TABLE OF CONTENTS
                              OF
                       THE PROSPECTUS

                                                   PAGE
                                                   ----
             GLOSSARY OF SPECIAL TERMS USED IN
              THIS PROSPECTUS ...................    2
             QUESTIONS AND ANSWERS ABOUT THE NEW
              ENGLAND RETIREMENT INVESTMENT
              ACCOUNT ...........................    3
             ACCUMULATION UNIT VALUES ...........    5
             FINANCIAL STATEMENTS ...............    6
             THE COMPANY ........................    7
             THE ACCOUNT ........................    7
             INVESTMENTS OF THE ACCOUNT--ELIGIBLE
              FUNDS .............................    7
              New England Cash Management
               Trust ............................    7
              The New England Funds .............    7
              Substitution of Investments .......    8
             ADMINISTRATIVE CHARGE, CONTINGENT
              DEFERRED SALES CHARGE AND OTHER
              DEDUCTIONS ........................    8
              Contract Administrative Charge ....    8
              Expense Risk Charge ...............    8
              Mortality Risk Premium ............    9
              Contingent Deferred Sales Charge ..    9
              Premium Taxes .....................   10
              Total Expenses ....................   10
             THE CONTRACTS ......................   10
              Purchase Payments .................   10
              Allocation of Purchase Payments ...   11
              Contract Value and Accumulation
               Unit Value .......................   11
              Payment on Death ..................   11
              Transfer Privilege ................   11
              Withdrawals (Redemptions) .........   12
              Suspension of Payments ............   12
              Ownership Rights ..................   12
              Requests and Elections ............   12
              Ten Day Right to Review ...........   12
             ANNUITY PAYMENTS ...................   13
              Election of Annuity ...............   13
              Annuity Options ...................   13
              Sex-Neutral Contracts .............   14
             AMOUNT OF VARIABLE ANNUITY
              PAYMENTS ..........................   14
              Tax Withholding ...................   15
              Minimum Annuity Payments ..........   15
              Proof of Age, Sex and Survival ....   15
             RETIREMENT PLANS OFFERING FEDERAL
              TAX BENEFITS ......................   15
              Plans Eligible to Invest in the
               Account ..........................   15
              Voluntary Contributions ...........   16
              Penalty on Early Distributions ....   16
              Ownership and Transfer of
               Contracts ........................   16
             FEDERAL TAX STATUS OF THE ACCOUNT ..   17
             VOTING RIGHTS ......................   17
             DISTRIBUTION OF CONTRACTS ..........   17

                               TABLE OF CONTENTS
                                      OF
                      STATEMENT OF ADDITIONAL INFORMATION

                                                  PAGE
                                                  ----
             SERVICES TO THE ACCOUNT ............   3
             NET INVESTMENT FACTOR ..............   3
             ANNUITY PAYMENTS ...................   3
             EXPERTS ............................   4
             FINANCIAL STATEMENTS ...............

  If you would like to obtain a copy of the Statement of Additional Information, please complete the request form below and mail it to:

    New England Securities Corporation
    501 Boylston Street
    Boston, Massachusetts 02117

                                     ----------------------------------------
                                         Please send a copy of the
                                       Statement of Additional Information
                                       of the New England Retirement
                                       Investment Account to:

                                       -------------------------------------
                                                       Name

                                       -------------------------------------
                                                      Street

                                       -------------------------------------
                                       City            State          Zip
                                     -----------------------------------------